Real estate properties development completed and under development (Details) - USD ($)	Jun. 30, 2018		Jan. 02, 2018 [1]	Dec. 31, 2017
Real Estate Properties [Line Items]
Real estate properties development completed	$ 710,504,204	[1]	$ 875,525,000	$ 840,393,193
Under development	3,770,928,266			2,920,520,560
Profit recognized	25,484,914			396,756,891
Progress billings	(101,596,622)			(1,321,276,798)
Total real estate properties under development	3,694,816,558	[1]	$ 3,172,121,000	1,996,000,653
Total real estate properties development completed and under development	4,405,320,762			2,836,393,846
Aggregate net book value of land use right pledged as collateral for bank loans and other debts	935,112,550			908,833,863
Land use rights [Member]
Real Estate Properties [Line Items]
Total real estate properties under development	2,367,872,202			176,152,562
Zhengzhou Century East A [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	3,977,694			2,293,021
Suzhou International City Garden [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	763,455			441,934
Jinan Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	4,824,403			4,349,276
Zhengzhou Xin City [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	14,776,071			15,052,135
Beijing Xindo Park [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	44,193,142			52,675,024
Suzhou Lake Royal Palace [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	6,927,991			3,400,095
Xingyang Splendid I [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	16,642,591			15,528,607
Zhengzhou Thriving Family [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	15,175,202			16,834,270
Shanghai Yipin Royal Palace [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	84,889,804			90,003,702
New York Oosten [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	125,898,187			131,656,360
Chengdu Thriving Family [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	102,485,820			146,791,480
Sanya Yazhou Bay No.1 [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	98,910,945			97,350,745
Xi'an Metropolitan [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	111,610,957			127,107,105
Kunshan Royal Palace [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	0			9,782,983
Jinan Xin Central [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	72,846,860			77,779,716
Changsha Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	6,581,082			49,346,740
Xuzhou Colorful City [Member]
Real Estate Properties [Line Items]
Under development	47,011,818			39,903,835
Xingyang Splendid II [Member]
Real Estate Properties [Line Items]
Under development	36,952,154			49,848,748
Xingyang Splendid III [Member]
Real Estate Properties [Line Items]
Under development	54,184,442			47,475,624
Xingyang Splendid IV [Member]
Real Estate Properties [Line Items]
Under development	9,599,483			8,433,926
Zhengzhou Xindo Park [Member]
Real Estate Properties [Line Items]
Under development	41,234,938			86,116,485
Jinan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	297,103,105			227,113,681
Zhengzhou Fancy City I [Member]
Real Estate Properties [Line Items]
Under development	21,122,342			43,895,304
Tianjin Spring Royal Palace I [Member]
Real Estate Properties [Line Items]
Under development	85,023,144			26,044,650
Henan Xin Central I [Member]
Real Estate Properties [Line Items]
Under development	44,542,549			54,380,998
Henan Xin Central II [Member]
Real Estate Properties [Line Items]
Under development	85,978,280			68,783,659
Zhengzhou Fancy City II (South) [Member]
Real Estate Properties [Line Items]
Under development	84,930,686			16,036,363
Zhengzhou Fancy City II (North) [Member]
Real Estate Properties [Line Items]
Under development	62,014,286			52,672,711
Kunshan Xindo Park [Member]
Real Estate Properties [Line Items]
Under development	89,899,097			84,020,974
Zhengzhou International New City I [Member]
Real Estate Properties [Line Items]
Under development	263,272,717			173,061,962
Zhengzhou International New City II [Member]
Real Estate Properties [Line Items]
Under development	157,446,599			135,671,000
Tongzhou Xinyuan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	206,465,605			200,296,958
Changsha Mulian Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	101,677,999			89,289,525
XIN Eco Marine Group Properties Sdn Bhd [Member]
Real Estate Properties [Line Items]
Under development	11,803,837			11,135,393
Hudson Garden project [Member]
Real Estate Properties [Line Items]
Under development	94,467,300			84,953,745
Flushing Project [Member]
Real Estate Properties [Line Items]
Under development	87,878,498			83,282,854
Changsha Furong Thriving Family [Member]
Real Estate Properties [Line Items]
Under development	65,576,795			59,459,200
Zhengzhou International New City III A [Member]
Real Estate Properties [Line Items]
Under development	79,674,714			74,241,651
Zhuhai Xin World [Member]
Real Estate Properties [Line Items]
Under development	97,284,719			93,205,573
Xinyuan Chang an Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	139,437,782			134,714,398
Kunshan Xinyu Jiayuan [Member]
Real Estate Properties [Line Items]
Under development	144,945,052			137,704,916
Zhengzhou International New City Pending Staging [Member]
Real Estate Properties [Line Items]
Under development	427,955,252			216,520,610
Zhengzhou Hangmei Project [Member]
Real Estate Properties [Line Items]
Under development	58,489,947			42,437,196
Xinyuan Golden Water View City [Member]
Real Estate Properties [Line Items]
Under development	379,930,614			337,850,952
Suzhou Yinhewan Project [Member]
Real Estate Properties [Line Items]
Under development	41,367,108			42,061,346
Xi'an Metropolitan II [Member]
Real Estate Properties [Line Items]
Under development	5,549,961			5,543,530
Zhengzhou International New City III B [Member]
Real Estate Properties [Line Items]
Under development	81,177,016			80,790,689
Zhengzhou International New City III C [Member]
Real Estate Properties [Line Items]
Under development	45,911,787			39,551,333
Zhengzhou International New City III D [Member]
Real Estate Properties [Line Items]
Under development	35,688,774			31,316,650
Tianjin Spring Royal Palace II [Member]
Real Estate Properties [Line Items]
Under development	50,994,340			42,704,121
Zhengzhou Fancy City III [Member]
Real Estate Properties [Line Items]
Under development	73,045,937			0
Jinan Zhangqiu Project [Member]
Real Estate Properties [Line Items]
Under development	10,322,769			0
Suzhou Liuyuan Project [Member]
Real Estate Properties [Line Items]
Under development	36,843,487			0
Wuhan New Project [Member]
Real Estate Properties [Line Items]
Under development	$ 114,123,333			$ 0

[1]	Real estate sales A significant portion of the Group’s revenue is derived from real estate sales of development properties in the PRC. Prior to the adoption of ASC 606, the Group recognizes revenue using the percentage-of-completion ("POC”) method on the sale of individual units when (i) construction is beyond a preliminary stage; and (ii) the buyer is committed to the extent of being unable to require a refund except for non-delivery of the unit; and (iii) sufficient units have already been sold to assure that the entire property will not revert to rental property; and (iv) sales prices are collectible; and (iv) aggregate sales proceeds and costs can be reasonably estimated. Under ASC 606, to recognize revenue over time similar to the POC method, contractual provisions need to provide the Group with an enforceable right to payment. Historically, the Group’s contracts did not include an enforceable right to payment. For all contracts executed starting from January 1, 2018, the Group modified certain terms to establish an enforceable right to payment for performance completed to date, including a reasonable profit. Under ASC 606, the Group recognizes revenue on an “over time” basis prospectively for these new contracts by using cost inputs to measure progress towards the completion of the performance obligation. Upon adoption of ASC 606, for those contracts that did not include enforceable right to payment terms, revenue is recognized at a point in time when title to the property is transferred to the buyer. Therefore, real estate properties development completed and real estate properties under development increased by US$35,1 million and US$1,176.1 million, respectively, accounts receivable decreased by US$91.1 million, other deposit and prepayment increased by US$24.5 million, other payables and accrued liabilities increased by US$0,8 million, customer deposits increased by US$1,602.0 million, income tax payable decreased by US$18.5 million, accumulated other comprehensive income decreased by US$10.9 million and retained earnings decreased by US$320.2 million as of January 1, 2018. As of June 30, 2018, ASC 606 increased real estate properties development completed and real estate properties under development by US$163.5 million and US$1,366.1 million, decreased accounts receivable by US$23.7 million, increased other deposits and prepayments by US$26.6 million, increased other payable and accrued liabilities by US$0.5 million, increased customer deposits by US$1,984.8 million, decreased income tax payable by US$15.9million, decreased accumulated other comprehensive income by US$7.0 million, decreased revenue by US$366.1 million, decreased cost of revenue by US$363.4 million and decreased retained earnings by US$322.9 million. For real estate sales of development properties in the U.S., under ASC 605 and 606, revenue was recognized at a point in time upon meeting relevant revenue recognition criteria, which is generally when title to the property is transferred to the buyer.